Loan facilities and lines of credit (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 HKD ($)	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Feb. 28, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Lines of credit and loan facilities
Proceeds from long-term borrowings				¥ 14,101	$ 2,044
Short-term debts				12,146			$ 1,761		¥ 4,368
Debt Instrument, Collateral Amount				19,765
Collateral Pledged [Member]
Lines of credit and loan facilities
Short-term debts				875
long-term borrowings				6,953
Uncollateralized [Member]
Lines of credit and loan facilities
Short-term debts				3,185
long-term borrowings				¥ 4,101
LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis				0.85%	0.85%
Prime Rate [Member]
Lines of credit and loan facilities
Term (in years)				7 years			7 years	7 years
Maximum borrowing capacity under facilities				¥ 3,000
Percentage below variable rate basis				1.45%	1.45%
Undrawn balance which will be expired one month prior to the final maturity date				¥ 1,000
Proceeds from long-term borrowings				¥ 2,000
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)									5 years	5 years
Maximum borrowing capacity under facilities | $										$ 2,000
Number of arrangers | item				5	5
Undrawn balance which will be expired one month prior to the final maturity date | $							$ 1,000
Proceeds from long-term borrowings | $		$ 1,000
long-term borrowings				¥ 6,965
Term loan facility agreement
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date | $								$ 15,931
Proceeds from long-term borrowings	¥ 2,741		$ 6,300
Term loan facility agreement | Subsequent Event [Member]
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date | $						$ 9,041
Term loan facility agreement | Hong Kong Interbank Offered Rate | Date falling 6 months from the initial utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.70%	0.70%
Term loan facility agreement | Hong Kong Interbank Offered Rate | Initial Utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.50%	0.50%
Short-term Debt
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date | $								$ 6,890
Short-term debts				¥ 10
Long-Term Debt | Prime Rate [Member]
Lines of credit and loan facilities
long-term borrowings				¥ 1,990